                        Integrity Life Insurance Company
                             515 West Market Street
                              Louisville, KY 40202


December 20, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549

RE:      Separate Account I of Integrity Life Insurance Company
         Rule 497(j) Prospectus and Statement of Additional Information Filing Registration No. 333-44876

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that in the Registrant's post-effective amendment number 3 to its Registration Statement on Form N-4, which was filed electronically on December 19, 2001

Sincerely


/S/ G. Stephen Wastek
-------------------------
G. Stephen Wastek
Assistant General Counsel